Segment Reporting - Schedule of Information about the Company’s Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Information about the Company’s Segment [Line Items]
Segment revenues, net	$ 9,587,978	$ 6,962,241
Operating expenses:
Cost of goods sold	6,298,249	4,659,769
Selling expenses	303,949	258,856
Professional services	509,998	577,021
Research and development	482,469	434,687
Other operating expenses	709,271	2,726,150
Total operating expenses	8,303,936	8,656,483
Income (loss) from operations	1,284,042	(1,694,242)
Other income	86,459	127,373
Interest and financing expenses, net	(198,778)	(216,131)
Other expenses	(12,790)	(107,826)
Total other income (loss), net	(125,109)	(196,584)
Income (loss) before income taxes	1,158,933	(1,890,826)
Income tax expense	168,884	11,522
Segment net income (loss)	990,049	(1,902,348)
Revenues From Domestic Sales [Member]
Schedule of Information about the Company’s Segment [Line Items]
Segment revenues, net	8,099,186	6,026,009
Revenues From Export [Member]
Schedule of Information about the Company’s Segment [Line Items]
Segment revenues, net	$ 1,488,792	$ 936,232